Mining restoration provisions - Schedule of Mine Restoration Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Reclamation spending	$ (320)	$ (153)
Current portion of mine restoration provisions	(1,819)	0
Non-current portion of mine restoration provisions	96,627	81,162
Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	81,162	64,022
Reclamation spending	(320)	(153)
Accretion expense	1,855	1,144
Change in obligation	15,749	16,149
Balance, end of year	$ 98,446	$ 81,162